SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis for presentation of the financial statements

a.    Basis for presentation of the financial statements

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The significant accounting policies described below have been applied consistently in relation to all the periods presented, unless otherwise stated.

The consolidated financial statements have been prepared under the historical cost convention, subject to adjustments in respect of revaluation of financial assets and financial liabilities at fair value through profit or loss.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in note 3. Actual results could differ significantly from those estimates and assumptions.

Translation of foreign currency transactions and balances

b.    Translation of foreign currency transactions and balances

1)    Functional and presentation currency

Items included in the consolidated financial statements are measured using the currency of the primary economic environment in which the Company and its subsidiary operate (the “Functional Currency”). The consolidated financial statements are presented in U.S. dollars (“$”), which is the Company’s functional and presentation currency.

2)   Transactions and balances

Foreign currency transactions in currencies different from the Functional Currency (hereafter foreign currency, mostly New Israeli Shekel (“NIS”)) and Euro (“EUR”) are translated into the Functional Currency using the exchange rates at the dates of the transactions. Foreign exchange differences resulting from the settlement of such transactions and from the translation of period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recorded in the Statements of Comprehensive Loss under financial income or financial expenses.

Principles of consolidation

c.    Principles of consolidation

The Company’s consolidated financial statements include the accounts of the Company and its subsidiary. All intercompany balances and transactions have been eliminated in consolidation.

Cash and cash equivalents	d. Cash and cash equivalents Cash and cash equivalents include cash on hand and unrestricted short-term bank deposits with maturities of three months or less.
Trade receivables

e.    Trade receivables

Trade receivables are recognized initially at the amount of consideration that is unconditional. They are subsequently measured at amortized cost using the effective interest method, less loss allowance. See also note (i)(3).

Inventory

f.     Inventory

The Company’s inventory represents items purchased by the Company and held for sale in the ordinary course of business, as well as inventory in the process of production for a sale in the ordinary course of business or materials or supplies to be used in the production process, to the extent they are recoverable. The inventory is stated at the lower of cost or net realizable value. Cost of inventory is determined using the first-in, first-out method.

The Company continually evaluates inventory for potential loss due to excess quantity or obsolete or slow-moving inventory by comparing sales history and sales projections to the inventory on hand. When evidence indicates that the carrying value of a product may not be recoverable, a charge is recorded to reduce the inventory to its current net realizable value.

Fixed assets

g.    Fixed assets

Fixed assets items are stated at cost less accumulated depreciation.

Depreciation is computed by the straight-line method, to reduce the cost of fixed assets to their residual value over their estimated useful lives as follows:

%
Computer equipment	33
Office furniture and equipment	8-15

Leasehold improvements are depreciated by the straight-line method over the shorter of the term of the lease or the estimated useful life of the improvements.

Intangible assets

h.    Intangible assets

1)    Licenses

The Company’s intangible assets represent in-licenses of development-phase compounds acquired by the Company, where the Company continues or has the option to continue to do the development work (“R&D assets”), as well as commercialization rights for approved products ("Commercialization assets").

R&D assets are stated at cost and are not amortized. These assets are tested for impairment at least annually. At the time these assets will be available for use, they will be amortized over their useful lives.

Commercialization assets are stated at cost and are amortized on a straight-line basis over their useful economic life when they are available for use. These assets are subsequently carried at cost less accumulated amortization and impairment losses.

In determining the useful economic life of a commercialization asset, the Company considered, among other factors, the duration of the license, patent and regulatory data exclusivities of the product, anticipated duration of sales of the product following loss of exclusivity, and competitors in the marketplace.

Amounts due for future payment based on contractual agreements are accrued upon reaching the relevant milestones.

All intangible assets are tested for impairment if any events have occurred or changes in circumstances have taken place which might indicate that their carrying amounts may not be recoverable. See also note 3 for key assumptions used in the determination of the recoverable amounts.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).

Research and development

2)    Research and development

Research expenses are recognized as an expense as incurred. An intangible asset arising from the development of the Company’s therapeutic candidates is recognized if all of the following conditions are met:

•	it is technically feasible to complete the intangible asset so that it will be available for use;
•	management intends to complete the intangible asset and use it or sell it;
•	there is an ability to use or sell the intangible asset;
•	it can be demonstrated how the intangible asset will generate probable future economic benefits; and
•

adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available and costs associated with the intangible asset during development can be measured reliably.

Other development costs that do not meet the above criteria are recognized as expenses as incurred.  Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Research and development costs for the performance of pre-clinical trials, clinical trials, and    manufacturing by subcontractors are recognized as expenses when incurred.

Financial assets

i.     Financial assets

1)	Classification

The financial assets of the Company are classified into the following categories: financial assets at fair value through profit or loss, and financial assets at amortized cost. The classification is done on the basis of the Company’s business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.

a)	Financial assets at amortized cost

Financial assets at amortized cost are assets held within a business model whose objective is to hold assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are included in current assets, except for those with maturities greater than 12 months after the Statements of Financial Position date (for which they are classified as noncurrent assets).

Financial assets at amortized cost of the Company are included in trade receivables, and other receivables and bank deposits in the Statements of Financial Position.

b)	Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss of the Company are assets not measured at amortized cost in accordance with (1)(a) above. Assets in this category are classified as current assets if they are expected to be settled within 12 months; otherwise, they are classified as noncurrent.

2)	Recognition and measurement

Regular purchases and sales of financial assets are recognized on the settlement date, which is the date on which the asset is delivered to the Company or delivered by the Company. Investments are initially recognized at fair value plus direct incremental transaction costs for all financial assets not recorded at fair value through profit or loss, except for trade receivables, that are recognized initially at the amount of consideration that is unconditional.

Financial assets measured at fair value through profit or loss are initially recognized at fair value, related transaction costs are expensed to profit or loss. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently recorded at fair value. Financial assets at amortized cost are measured in subsequent periods at amortized cost using the effective interest method.

Gains or losses arising from changes in the fair value of financial assets at fair value through profit or loss are presented in the Statements of Comprehensive Loss under “Financial Expenses (Income), net.”

3)	Impairment

The Company recognizes a loss allowance for expected credit losses on financial assets at amortized cost.

At each reporting date, the Company assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. If the financial instrument is determined to have a low credit risk at the reporting date, the Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition.

The Company measures the loss allowance for expected credit losses on trade receivables that are within the scope of IFRS 15 and on financial instruments for which the credit risk has increased significantly since initial recognition based on lifetime expected credit losses. Otherwise, the Company measures the loss allowance at an amount equal to 12-month expected credit losses at the current reporting date.

Financial liabilities

j.     Financial liabilities

Financial liabilities are initially recognized at their fair value minus transaction costs that are directly attributable to the issue of the financial liability and are subsequently measured at amortized cost.

The Company’s financial liabilities at amortized cost include: accounts payable, accrued expenses and other current liabilities, lease liabilities, borrowing, payable in respect of the intangible asset and royalty obligation.

Share capital

k.    Share capital

The Company’s ordinary shares are classified as the Company’s share capital. Incremental costs directly attributed to the issuance of new shares or warrants are presented under equity as a deduction from the proceeds of issuance.

Employee benefits

l.     Employee benefits

1)    Pension and retirement benefit obligations

In any matter related to payment of pension and severance pay to employees in Israel to be dismissed or to retire from the Company, the Company operates in accordance with labor laws.

Labor laws and agreements in Israel, as well as the Company’s practice, require the Company to pay severance pay and/or pensions to employees dismissed or retired, in certain circumstances.

The Company has a severance pay plan in accordance with Section 14 of the Israeli Severance Pay Law which is treated as a defined contribution plan. According to the plan, the Company regularly makes payments to severance pay or pension funds without having a legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay the related payments to employees’ service in current and prior periods. Contributions for severance pay or pension are recognized as employee benefit expenses when they are due commensurate with receipt of work services from the employee, and no further provision is required in the financial statements.

The Company’s subsidiary provides, at will, benefit contributions for its employees.

2)    Vacation and recreation pay

Under Israeli law, each employee in Israel is entitled to vacation days and recreation pay, both computed on an annual basis. This entitlement is based on the period of employment.  The Company records expenses and liability for vacation and recreation pay based on the benefit accumulated by each employee.

Share-based payments

m.   Share-based payments

The Company operates several equity-settled, share-based compensation plans to employees (as defined in IFRS 2 “Share-Based Payments”) and service providers. As part of the plans, the Company grants employees and service providers, from time to time and at its discretion, options to purchase Company shares. The fair value of the employee and service provider services received in exchange for the grant of the options is recognized as an expense in profit or loss and is recorded as accumulated deficit within equity. For employees, the total amount recognized as an expense over the vesting period of the options (the period during which all vesting conditions are expected to be met) is determined by reference to the fair value of the options granted at the date of grant. For service providers (including equity instruments granted in consideration for intangible assets, see note 16(a)(4)), the Company measures the awards based on the fair value of the asset or service received.

Vesting conditions are included in the assumptions about the number of options that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

At the end of each reporting period, the Company revises its estimates of the number of options that are expected to vest based on non-market vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to accumulated deficit.

When exercising options, the Company issues new shares. The proceeds, less directly attributable transaction costs, are recognized as share capital (par value) and share premium.

Revenue from contracts with customers

n.    Revenue from contracts with customers

The Company generated revenue in the years presented in these financial statements from product sales, including in-licensed products, and from promotional services provided in relation to third-party products.

1)    Revenue from the sale of products

The Company sells products mainly to wholesale distributors. Revenue is recognized at a point in time when control over the product is transferred to the customer (upon delivery), at the net selling price, which reflects reserves for variable consideration, including discounts and allowances.

The transaction price in these arrangements is the consideration to which the Company expects to be entitled from the customer. The consideration promised in a contract with the Company’s customers may include fixed amounts and variable amounts. The Company estimates the variable consideration and includes it in the transaction price using the most likely outcome method, and only to the extent it is highly probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The specific considerations the Company uses in estimating these amounts related to variable consideration are as follows:

Trade discounts and distribution fees. The Company offers discounts to its customers, as an incentive for prompt payment. The Company records these discounts as a reduction of revenue in the period the related revenue from the sale of products is recognized. In addition, distribution fees are paid to certain distributors based on contractually determined rates from the gross consideration. As the fee paid to the customer is not for a distinct good or service, it is recognized as a reduction of revenue in the period the related revenue from the sale of products is recognized.

Rebates and patient discount programs. The Company offers various rebate and patient discount programs, which result in discounted prescriptions to qualified patients. The Company estimates the allowance for these rebates and coupons based on historical and estimated utilization of the rebate and discount programs, at the time the revenues are recognized. These estimates are recognized as a reduction of revenue.

Product returns. The Company offers customers a right of return. The Company estimates the amount of product sales that may be returned by its customers and records this estimate as a reduction of revenue at the time of sale, based on historical rates of return, or, if such historical data is not available, the Company estimates product returns based on its own sales information, its visibility into the inventory remaining in the distribution channel and product dating. At the end of each reporting period, the Company may decide to constrain revenue for product returns based on information from various sources.

Principal versus agent considerations. When a third party is involved in providing goods or services to a customer, the Company analyzes whether the Company acts as a principal or an agent in the transaction, based on whether the Company obtains control of the product before it is transferred to the customer, using the indicators provided in IFRS 15, including: primary responsibility for fulfilling the promise to provide the products to its customers, inventory risk before and after transfer to the customers and discretion in establishing the selling price of each product. When determined to be the principal in the arrangements, the Company recognizes revenues in the gross amount it expects to be entitled in exchange for the products transferred to the customers.

2)    Revenue from promotional services

In 2020, the Company terminated the promotional agreements and recognized immaterial revenues from promotional services. In 2019 and 2018, the Company recognized revenue from promotional services as it satisfied its performance obligation over time, in an amount equal to the consideration to which it expected to be entitled to, taking into consideration the constraint on variable considerations stipulated in IFRS 15.

3)    Practical expedients and exemptions

The Company expenses sales commissions when incurred since the amortization period of the asset that the Company otherwise would have recognized would have been for less than one year. These costs are recorded as selling and marketing expenses.

Advertising and promotional expenses

o.    Advertising and promotional expenses

Advertising and promotional costs include, among others, distribution of free samples of the commercialized products. These costs are recognized as an expense when incurred.

Loss per ordinary share

p.    Loss per ordinary share

The computation of basic loss per share is based on the Company’s loss divided by the weighted average number of ordinary shares outstanding during the period.

In calculating the diluted loss per share, the Company adds the weighted average of the number of shares to be issued to the average number of shares outstanding used to calculate the basic loss per share, assuming all shares that have a potentially dilutive effect have been exercised into shares.

Deferred taxes

q.    Deferred taxes

Deferred income tax is recognized using the liability method for temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in these financial statements.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the date of the Statements of Financial Position and are expected to apply when the related deferred income tax asset will be realized, or the deferred income tax liability will be settled. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Since the Company is unable to assess whether it will have taxable income in the foreseeable future, no deferred tax assets were recorded in these financial statements.

Leases

r.    Leases

a)

The Company has adopted IFRS 16 retrospectively from January 1, 2019, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the statement of financial position at the date of initial application.

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases that had previously been classified as ‘operating leases’ under the principles of IAS 17 “Leases.” These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental annual borrowing rate applied to the lease liabilities on January 1, 2019, was 6.9%.

The associated right-of-use assets were measured at the amount equal to the lease liability and as a result, there was no impact on accumulated deficit on January 1, 2019.

In applying IFRS 16 for the first time, the Company has used the following practical expedient permitted by the standard - the accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019, as short-term leases.

The Company has also elected not to reassess whether a contract is or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4 determining whether an arrangement contains a lease.

b)

From January 1, 2019, the leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments: fixed payments (including in-substance fixed payments) and variable lease payments that are based on an index or a rate.

The lease payments are discounted using the lessee’s incremental borrowing rate, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Right-of-use assets are measured at cost being the amount of the initial measurement of the lease liability.

Payments associated with short-term leases and leases of low-value assets are not recognized as right-of-use assets or lease liabilities but are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets include IT-equipment and small items of office furniture.

Contracts may contain both lease and non-lease components. For leases of properties, the Company allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. However, for leases of vehicles, for which the Company is a lessee, it has elected not to separate lease and non-lease components and instead accounts for these as a single lease component.

Until the 2018 financial year, the leases of offices and cars by the Company and its subsidiary were classified as operating leases and payments made were charged to profit or loss on a straight-line basis over the period of the lease.

Recently adopted pronouncements

s.    Recently adopted pronouncements

Amendments to IFRS 3 'business combinations' - Definition of a Business ("the amendment").

The amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of the term ‘outputs’ is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and other economic benefits. The amendment also provides an optional test - the concentration test. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the acquired set of assets and activities are not considered a business. The Company applied the amendment to IFRS 3 prospectively as from January 1, 2020. See also note 16a(5) for the acquisition of Movantik®.